Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 25,152	$ 61,436	$ 34,275	$ 2,973
Other assets	2,447	2,239
Total assets	215,035	250,920
LIABILITIES AND STOCKHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Stockholders' equity	23,643	9,944	15,989	23,227
Total liabilities and stockholder's equity	215,035	250,920
Parent Company [Member]
ASSETS
Cash and cash equivalents	4,673	560	745	1,807
Investment in banking subsidiary	23,060	13,827
Investment in and advances to other subsidiaries	1,226	1,212
Other assets		264
Total assets	28,959	15,863
LIABILITIES AND STOCKHOLDERS' EQUITY
Subordinated debentures	5,155	5,155
Accrued expenses and other liabilities	161	764
Stockholders' equity	23,643	9,944
Total liabilities and stockholder's equity	$ 28,959	$ 15,863